Acquisitions (Details 3) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Apr. 06, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		5 years
ASSETS
Identified Intangible Assets	$ 159,445	$ 159,445
LIABILITIES
Goodwill	179,048	179,048		$ 21,065	$ 16,803	$ 18,355
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Current Assets	5,949	5,949		5,939
ASSETS
Other Assets	7	7		7
Current Liabilities	4,764	4,764		4,764
Property, Plant and Equipment	4,112	4,112		4,359
Other Liabilities	53	53		53
Identified Intangible Assets	6,055	6,055		3,731
Total Identifiable Assets Acquired				17,823
LIABILITIES
Total Identifiable Liabilities Assumed	4,817	4,817		4,817
Goodwill	1,739	1,739		3,787
Total Estimated Purchase Price, net of Cash Acquired	13,045	13,045		$ 13,006
IPC Group
Business Acquisition [Line Items]
Revenue of Acquiree since Acquisition Date	56,110	115,184
Loss of Acquiree since Acquisition Date	(6,850)	(12,037)
Fair Value Step-Up Adjustment to Acquired Inventory, Net Of Tax	1,619	6,089
Business Combination, Acquisition Related Costs	622	8,180
Business Combination, Acquired Receivables, Gross Contractual Amount			$ 43,785
Business Combination, Acquired Receivables, Estimated Uncollectible			3,718
Amortization of Acquired Intangible Assets	7,331	$ 10,438
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments Related to Previous Period	1,999
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments Related to Previous Period, Tax Impact	$ 553
Business Combination, Provisional Information, Initial Accounting Incomplete, Items		During the measurement period, we expect to record adjustments relating to the finalization of intangible assets, inventories, restricted cash and property, plant and equipment valuations, and various income tax matters, among others.
Preliminary Fair Value of Intangible Assets			159,445
ASSETS
Restricted Cash			538
Receivables			40,067
Inventories			54,256
Other Current Assets			4,362
Assets Held for Sale			2,247
Property, Plant and Equipment			63,256
Other Assets			4,168
Total Identifiable Assets Acquired			328,339
LIABILITIES
Accounts Payable			31,529
Accrued Expenses			15,756
Deferred Income Taxes			61,694
Other Liabilities			6,967
Total Identifiable Liabilities Assumed			115,946
Net Identifiable Assets Acquired			212,393
Noncontrolling Interest			(2,266)
Goodwill			143,642
Total Estimated Purchase Price, net of Cash Acquired			353,769
Customer Lists | IPC Group
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		15 years
ASSETS
Identified Intangible Assets			123,061
Trade Names | IPC Group
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years
ASSETS
Identified Intangible Assets			26,753
Technology | IPC Group
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years
ASSETS
Identified Intangible Assets			$ 9,631